ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 279,650	$ 286,797
Allowance for doubtful accounts	(42,471)	(34,259)
Accounts receivable, net	$ 237,179	$ 252,538